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                  PROSPECTUS SUPPLEMENT DATED AUGUST 15, 2002

THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES

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THIS SUPPLEMENT UPDATES THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19,
                                      2002
                          AS SUPPLEMENTED MAY 1, 2002

                                      AND

          THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS
                            DATED FEBRUARY 19, 2002
                 AS SUPPLEMENTED MARCH 7, 2002 AND MAY 1, 2002

THIS SUPPLEMENT SUPERSEDES THE PREVIOUSLY ISSUED SUPPLEMENT, DATED JUNE 3, 2002,
                      TO EACH ABOVE MENTIONED PROSPECTUS.
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                            THE HARTFORD MIDCAP FUND

The Hartford MidCap Fund has reopened to new investors and expects to remain open to new investors until December 31, 2002. Fund management may in its sole discretion close the Fund to new investors prior to December 31, 2002.

MFPROSUP-8-02